Consolidated Balance Sheets (unaudited) - USD ($)	Sep. 30, 2015		Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and Cash Equivalents	$ 2,147,931		$ 4,301,099	$ 527,110
Accounts Receivable, net	263,916		208,486	893,826
Inventory, net	14,046		11,691	224,351
Prepaid and Other Assets	191,565		217,622	582,056
Total Current Assets	2,617,458		4,738,898	2,227,343
Property and Equipment, net	166,773		32,420	78,748
Film and Television Costs	903,634		303,953	0
Capitalized Product Development in Process	0		7,500	54,575
Intangible Assets, net	1,937,337		1,876,438	1,865,706
Goodwill	10,365,805		10,365,805	10,365,805
Investment in Stan Lee Comics, LLC	0		0	0
Total Assets	15,991,007		17,325,014	14,592,177
Current Liabilities:
Accounts Payable	346,320		312,728	889,919
Accrued Expenses	409,512		283,582	219,275
Deferred Revenue and Advances	290,999		242,160	107,264
Accrued Salaries and Wages	85,620		50,288	59,958
Disputed Trade Payable	925,000	[1]	925,000	925,000
Short Term Debt - Related Party	411,521		411,008	516,659
Total Current Liabilities	2,468,972		2,224,766	2,718,075
Long Term Liabilities:
Deferred Revenue and Advances	715,598		640,417	378,000
Services Advance	1,489,583		739,583	0
Total Liabilities	4,674,153		3,604,766	3,096,075
Stockholders' Equity
Preferred Stock, $0.001 par value, 10,000,000 share authorized, respectively; 5,690 and 6,000 shares issued and outstanding, respectively	6		6	0
Common Stock, $0.001 par value, 700,000,000 shares authorized, respectively; 6,529,450 and 6,374,450 shares issued and outstanding, respectively	6,530		6,375	5,919
Additional Paid in Capital	34,884,910		34,866,521	28,914,238
Accumulated Deficit	(23,574,592)		(21,152,654)	(17,424,055)
Total Equity	11,316,854		13,720,248	11,496,102
Total Liabilities and Stockholders' Equity	$ 15,991,007		$ 17,325,014	$ 14,592,177

[1]	As part of the Merger, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability.